Recoverable VAT and other taxes (Tables)	12 Months Ended
Dec. 31, 2025
Recoverable Vat And Other Taxes
Schedule of recoverable other taxes

	12/31/2025	12/31/2024
ICMS (State VAT)	2,658	1,312
Federal tax credits (PIS / COFINS)	4,036	5,224
Other recoverable taxes (1)	1,648	1,144
	8,342	7,680

Current	5,684	6,368
Non-Current	2,658	1,312
(1)	Income tax withheld on financial investments